Investment Objectives and Goals - BlackRock Event Driven Equity Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Event Driven Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Event Driven Equity Fund (the “Fund”) is to seek long-term capital growth.